Borrowings - Borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 31,220	£ 30,794	£ 28,730
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	3,737	4,072
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,745	2,212
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	889	1,664
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,206	757
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,833	2,122
Borrowings Paid By Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	927	870
Borrowings Paid By Other Than Instalments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 19,883	£ 19,097